Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2021	December 31, 2020
Cash and cash equivalents
Cash	$637	$137
Investments with maturities from the date of acquisition of three months or less	790	313
	$1,427	$450

Cash and cash equivalents as at December 31, 2021 include $88 million (2020 – $82 million) held in QBSA and $38 million (2020 – $26 million) held in Antamina. These cash and cash equivalent balances are to be used within the respective entities for operating purposes and cannot be transferred to other entities within the group.

(CAD$ in millions)	2021	2020
Net change in non-cash working capital items
Trade and settlement receivables	$(670)	$(294)
Inventories	(412)	100
Prepaids and other current assets	(105)	(102)
Trade accounts payable and other liabilities	313	55
	$(874)	$(241)